Schedule of Unrealized Gains and Losses on Investments in Equity Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Net losses recognized during the period on equity securities	$ (1,482)		$ (4,424)		$ 1,747
Less: Net losses recognized during the period on equity securities sold	75		75
Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$ (1,407)		$ (4,349)